Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition (Detail) - Sep. 01, 2018 - KGS- Alpha Capital Market [member] $ in Millions, $ in Millions	USD ($)	CAD ($)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Securities - trading		$ 5,193
Securities borrowed or purchased under resale agreement		5,669
Goodwill and intangible assets		103
Other assets		584
Total assets		11,549
Securities lent or sold under repurchase agreements		9,563
Securities sold but not yet purchased		1,431
Other liabilities		158
Purchase price	$ 304	$ 397